Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $43,208 ($56,239 as at September 30, 2020)	$ 611,230	$ 1,002,804
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $41,611 ($63,692 as at September 30, 2020)	(267,149)	(417,462)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,369 ($4,049 as at September 30, 2020)	6,569	14,053
Net unrealized gains (losses) on cash flow hedges, net of accumulated income tax expense of $1,252 (net of accumulated income tax recovery of $2,554 as at September 30, 2020)	5,029	(5,935)
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $592 ($1,291 as at September 30, 2020)	2,191	4,340
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statements of foreign operations, accumulated income tax expense (recovery)	43,208	56,239
Net losses on derivative financial instruments and translating long-term debt designated as hedges in net investments in foreign operations, accumulated income tax expense (recovery)	41,611	63,692
Deferred costs of hedging on cross-currency swaps, accumulated income tax expense (recovery)	2,369	4,049
Net unrealized (losses) gains on cash flow hedges, accumulated income tax expense (recovery)	1,252	2,554
Net unrealized gains (losses) on available-for-sale investments, accumulated income tax expense (recovery)	592	1,291
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $11,084 ($18,920 as at September 30, 2020)	(26,290)	(52,090)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax expense (recovery)	11,084	18,920
Accumulated other comprehensive income	331,580	545,710
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	412	5,616
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings, income tax expense	(623)	1,648
Deferred costs of hedging on cross-currency swaps	10,317	10,268
Reclassification adjustments on other comprehensive income (loss), deferred gains (cost) of hedging, tax	$ 3,719	$ 3,702